Supplemental Cash Flow Information - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplemental Cash Flow Information [Line Items]
Non-cash modifications of certain mortgage loans and fixed income securities	$ 5,000,000	$ 12,000,000	$ 20,700,000
Liabilities for collateral received in conjunction with the securities lending program	62,610,000	59,772,000	61,097,000	127,983,000
Mortgage loans sold to affiliate for notes receivable			5,900,000
Retained income
Supplemental Cash Flow Information [Line Items]
Forgiveness of payable due to an affiliate			$ 351,000